Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Significant Accounting Policies
Note 2 - Significant Accounting Policies

A.          Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. ("U.S. GAAP").

B.          Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to the fair value of acquired intangible assets and goodwill and the useful life of intangible assets, tax assets and liabilities, fair values of share-based awards, inventory write-offs, warranty provision, incremental borrowing rate (IBR) used for lease liabilities measurement, and allowance for credit loss. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

C.          Financial statements in U.S. dollars

A majority of the revenues of the Company and certain of its subsidiaries are generated in U.S. dollars ("dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs is incurred in dollars. Since management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate and considers the non-U.S. subsidiaries to be a direct, integral extension of the parent company's operations, the dollar is its functional and reporting currency.

Accordingly, amounts in currencies other than U.S dollars have been re-measured in accordance with ASC topic 830, "Foreign Currency Matters" ("ASC 830") as follows:

Monetary balances - at the exchange rate in effect on the balance sheet date. Consolidated statements of operations items - average exchange rates prevailing during the year.

All exchange gains and losses from the re-measurement mentioned above are reflected in the statement of operations in financial and other expenses, net (see note 19).

The financial statements of the Company's Brazilian subsidiary, whose functional currency is not the dollar, have been re-measured and translated into dollars. All amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of operations have been translated into the dollar using the average exchange rate for the relevant periods. The resulting translation adjustments are reported as a component of accumulated other comprehensive income (loss) in shareholders' equity.

D.          Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

E.          Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and short-term unrestricted, highly liquid investments that are readily convertible to cash and with original maturities of three months or less at acquisition.

F.          Inventories

Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, discontinued products, and for market prices lower than cost, if any.

The Company periodically evaluates the quantities on hand relative to historical and projected sales volume (which is determined based on an assumption of future demand and market conditions) and the age of the inventory. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, if required, the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory.

Inventory includes costs of products delivered to customers and not recognized as cost of sales, where revenues in the related arrangements were not recognized.

Cost is determined for all types of inventory using the moving average cost method plus indirect costs.

G.         Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers, manufacturing and peripheral equipment	6 – 33
Office, furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

The Company capitalizes development costs incurred during the application development stage that are related to internal use technology that supports its cloud services. Under ASC 350-40, internal-use software is included in property and equipment, net in the consolidated balance sheets, under “Computers, manufacturing and peripheral equipment”. Capitalization of such costs begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose. The costs are then amortized on a straight-line basis and are recognized as an operating expenses within the consolidated statements of operations. Costs incurred in the process of software production are charged to expenses as incurred.

H.         Leases

The Company has operating leases for corporate offices and cars. Operating leases are reported separately in the Company's consolidated balance sheets on December 31, 2025 and 2024. The Company has no finance leases as of December 31, 2025 or 2024.

The Company determines if an arrangement is a lease at inception. A contract is determined to contain a lease component if the arrangement provides the Company with a right to control the use of an identified asset. Leases with an initial term of 12 months or less are not recorded on the balance sheet and lease expenses for these leases is recognized on a straight-line basis over the lease term. For operating leases, lease expenses for minimum fixed lease payments is recognized on a straight-line basis over the lease term.

Lease contracts may contain variable lease costs, such as common area maintenance and utilities, that vary over the term of the contract. Certain lease agreements include rental payments adjusted periodically for the consumer price index (“CPI”). The ROU and lease liability were calculated using the initial CPI and will not be subsequently adjusted unless the liability is reassessed for other reasons. As the interest rate implicit in lease contracts is not readily determinable, lease liabilities are measured using the Company’s estimated incremental borrowing rate (“IBR”), based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate on similar terms and payments in economic environments where the leased asset is located. Variable lease costs are not included in minimum fixed lease payments and, as a result, are excluded from the measurement of the right-of-use assets and lease liabilities. The Company expenses all variable lease costs as incurred. The Company combines its lease payments and fixed payments for non-lease components and accounts for them together as a single lease component.

I.          Intangible assets, net

The Company's intangible assets are comprised of incurred software development costs, core technology, customer relationship, and trademark.

The Company capitalizes certain incurred software development costs. Capitalization of incurred software development costs is in accordance with ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed". Capitalization of software development costs begins upon the determination of technological feasibility and continues up to the time the software is available for general release to customers, at which time capitalized software costs are amortized to cost of revenues on a straight-line basis over the expected life of the related product.

Other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions, consisting of core technology, customer relationship, and trademark.

Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated useful lives.

J.          Business Combinations

The Company applies the provisions of ASC 805, “Business Combination” and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. The allocation of the purchase price requires management to make significant estimates in determining the fair values of assets acquired and liabilities assumed, especially with respect to intangible assets. These estimates can include, but are not limited to, the cash flows that an asset is expected to generate in the future, the appropriate weighted-average cost of capital and the cost savings expected to be derived from acquiring an asset. These estimates are inherently uncertain and unpredictable. During the measurement period, which may be up to one year from the acquisition date, adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed may be recorded, with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s Consolidated Statements of Operation. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred (see also Note 3).

K.          Goodwill

Goodwill is recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of identifiable net tangible and intangible assets acquired. Goodwill is not amortized but rather is subject to an impairment test.

ASC No. 350, “Intangibles - Goodwill and other” (“ASC No. 350”) requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances and written down when impaired.

ASC No. 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the quantitative goodwill impairment test is performed. Alternatively, ASC No. 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the quantitative goodwill impairment test. If the carrying value of a reporting unit exceeds its fair value, the Company recognizes an impairment of goodwill for the amount of this excess, in accordance with the guidance in FASB Accounting Standards Update (“ASU”) No. 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment.

The Company operates in one operating segment, and this segment is the only reporting unit. The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present and compares the fair value of the reporting unit with its carrying value.

During the years 2025, 2024 and 2023, no goodwill impairment losses have been identified.

L.          Impairment of long-lived assets

The Company's long-lived assets are reviewed for impairment in accordance with ASC topic 360," Property Plant and Equipment", ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During the years 2025, 2024 and 2023, no impairment losses have been recognized.

M.          Income taxes

The Company accounts for income taxes in accordance with ASC topic 740, "Income Taxes" ("ASC 740"). This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carry-forward losses deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company elected to classify interest expenses and penalties recognized in the financial statements as income taxes.

N.          Revenue recognition

The Company recognizes revenue when (or as) it satisfies performance obligations by transferring promised products or services to its customers in an amount that reflects the consideration the Company expects to receive. The Company applies the following five steps: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company determines that it has a contract with a customer when each of the parties has an identifiable right with regards to the products or services that should be transferred, payment terms, and customer’s ability and intention to pay, as long as contract’s commercial substance. A master sale agreement under which a customer places purchase orders to obtain goods or services does not itself constitute a contract with a customer, as it usually does not create an enforceable right and obligations for the parties. The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with a customer.

For each contract, the Company considers the promise to transfer tangible products, network roll-out, professional services and customer support, each of which are distinct, to be the identified performance obligations. In determining the transaction price, the Company evaluates whether the price is subject to rebates, amounts collected on behalf of other third parties, indirect taxes or other adjustments, to determine the net consideration that the Company expects to receive. As the Company’s standard payment terms are less than one year, the contracts have no significant financing component. The Company allocates the transaction price to each distinct performance obligation based on their relative standalone selling price, which is the price at which the Company would sell a promised good or service separately to a customer. Standalone selling prices for the Company’s products and services are generally determined using observable inputs when available. In the absence of such observable inputs, the Company applies the expected cost plus a margin method. Revenue from tangible products is recognized at a point in time when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied), in accordance with the agreed-upon delivery terms.

Revenues from customer support and extended warranty are recognized ratably over the contract period, as the services have a consistent continuous pattern of transfer to a customer during the contract period. The costs associated with these contracts are recognized as incurred. Revenues from network roll-out and professional services are recognized when the Company's performance obligation is satisfied.

A warranty is considered an assurance type warranty if it provides the customer with assurance that the product will function as intended for a limited period of time. An assurance type warranty is not accounted for as a separate performance obligation under the revenue model.

The Company provides product assurance warranties typically for periods of about 2 years that cover the compliance of the products with agreed-upon specifications. A provision is recorded for estimated warranty costs based on the Company's experience.

The Company accounts for rebates and stock rotations provided to customers as variable consideration, based on historical analysis of credit memo data, rebate plans and stock rotation arrangements, as a deduction from revenue in the period in which the revenue is recognized.

The Company elected to use the practical expedient and recognize the incremental costs of obtaining contracts as an expense since the amortization period of the assets that the Company otherwise would have recognized is one year or less. Additionally, the Company has elected to apply the practical expedient such that it does not evaluate payment terms of one year or less for the existence of a significant financing component.

O.          Research and development expenses, net

Research and development expenses, net of government grants, are charged to the statement of operations as incurred, except for development expenses, which were capitalized in accordance with ASC 985-20 "Software – Costs of Software to be Sold, Leased, or Marketed" (see I above).

The Company records grants received from the Office of the Innovation Authority of the Israeli Ministry of Economics (the "IIA") and from the European Commission (under the Horizon Europe program) as a reduction to Research and development expenses. Royalties payable to the IIA are recognized pursuant to sales of related products and are included in Cost of revenues.

P.          Warranty costs

The Company generally offers a standard limited warranty, including parts and labor for an average period of 1-3 years for its products. The Company estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company's warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary.

The Company recorded income (expenses) from decrease (increase) of warranty provision for the years ended December 31, 2025, 2024 and 2023 in the amounts of $248 thousand, $(631) thousand and $(293)  thousand respectively. As of December 31, 2025 and 2024, the warranty provision was $2,077 thousand and $2,325 thousand respectively.

Q.          Derivative instruments

The Company has instituted a foreign currency cash flow hedging program using foreign currency forward contracts ("derivative instruments") in order to hedge the exposure to variability in expected future cash flows resulting from changes in related foreign currency exchange rates. These transactions are designated as cash flow hedges, as defined under ASC topic 815, "Derivatives and Hedging".

ASC 815 requires companies to recognize all of their derivative instruments as either assets or liabilities in the financial statements at fair value. The Company measured the fair value of the contracts in accordance with ASC topic 820, "Fair value Measurement and Disclosures" at Level 2 (see also note 2v). The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, further, on the type of hedging relationship.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge or a cash flow hedge.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings (see also note 2w). For derivative instruments that don’t meet the definition of a hedge, the changes in the fair value are included immediately in earnings in “Financial and other expenses, net” in each reporting period.

The Company's cash flow hedging program is to hedge against the risk of overall changes in cash flows resulting from forecasted foreign currency of salary. The Company hedges portions of its forecasted expenses denominated in NIS with forward exchange contracts.

R.          Concentrations of credit risk

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, and trade receivables.

The majority of the Company's cash and cash equivalents are maintained in U.S. dollar. Generally, these cash and cash equivalents may be redeemed upon demand. Management believes that the financial institutions that hold the Company's and its subsidiaries' cash and cash equivalents are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these assets.

The Company's trade receivables are geographically diversified and derived from sales to customers all over the world. The Company and its subsidiaries generally do not require collateral; however, in certain circumstances, the Company and its subsidiaries may require letters of credit, additional guarantees or advance payments.

The Company and its subsidiaries perform ongoing credit evaluations of their customers and insure certain trade receivables under credit insurance policies.

S.          Transfers of financial assets

ASC 860 "Transfers and Servicing", ("ASC 860"), establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a true sale. The transfers of financial assets are typically performed by the factoring of receivables to four financial institutions.

As of December 31, 2025, and 2024, the Company sold trade receivables to several different financial institutions in a total net amount of $26,146 thousand and $30,346 thousand, respectively. Control and risk of those trade receivables were fully transferred in accordance with ASC 860.

During the years ended on December 31, 2025, 2024 and 2023, the Company recorded amounts of $1,300 thousand, $1,612 thousand, and $2,038 thousand, respectively, as financial expenses related to its factoring arrangements.

T.          Severance pay

The Company's severance pay liability for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees in Israel is covered by monthly deposits with pension funds, insurance policies and an accrual. The value of the funds deposited into pension funds and insurance policies is recorded as an asset - Severance pay fund - in the Company's balance sheet.

The severance pay fund includes the deposited funds and accumulated adjustments to the Israeli Consumer Price Index up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds in insurance policies, is based on the cash surrendered value of these policies and includes profits / losses.

Starting April 2009, the Company's agreements with new employees in Israel are under section 14 of the Severance Pay Law -1963. The Company's contributions for severance pay shall replace its severance obligation, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

As of December 2025, and 2024, accrued severance pay amounted to $613 thousand and $6,661 thousand, respectively. Severance expenses for the years ended December 31, 2025, 2024 and 2023, amounted to approximately $3,664 thousand, $2,074 thousand, and $3,449 thousand, respectively.

The Company accounts for its obligations for pension and other post-retirement benefits in accordance with ASC 715, "Compensation - Retirement Benefits". For more information refer to note 12.

U.          Accounting for Share-based compensation

ASC topic 718, "Compensation - Stock Compensation", ("ASC 718"), requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company estimates the fair value of stock options granted under ASC 718 using the binomial model with the following assumptions for 2025, 2024 and 2023:

	December 31,
	2025	2024	2023

Dividend yield	0%	0%	0%
Volatility	48% - 59%	42% - 61%	41% - 63%
Risk-free interest	3.5% - 3.8%	4.3% - 4.4%	4.1% - 5.5%
Early exercise multiple	1.70	1.70	2.10

Risk-free interest rates are based on the yield from U.S. Treasury zero-coupon bonds with a term equivalent to the contractual life of the options and the volatility of the price of the Company's shares based upon actual historical stock price movements. The Early exercise factor represents the value of the underlying stock as a multiple of the exercise price of the option, which, if achieved, results in the exercise of the option.

Early exercise multiple is based on actual historical exercise activity. The expected term of the options granted is derived from output of the option valuation model and represents the period of time that options granted are expected to be outstanding.

The Company recognizes compensation expenses using the accelerated method for all awards ultimately expected to vest. Estimated forfeitures are based on historical pre-vesting forfeitures and on management's estimates. ASC topic 718 requires forfeitures to be estimated and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

V.          Fair value of financial instruments

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments.

The carrying amounts of cash and cash equivalents, trade receivables, other accounts receivable and prepaid expenses, trade payables, and other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

The derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The liability with respect to the Holdback Consideration regarding the End2End Acquisition is classified within Level 2 as the valuation inputs are based on quoted prices and market observable data.

The liability with respect to the Holdback Consideration regarding the Siklu Acquisition is classified within Level 3, as this liability is valued using valuation models. Some of the inputs to these models are unobservable in the market.

The liability with respect to the Earn-Out Consideration regarding the End2End Acquisition is classified within Level 3, as this liability is valued using valuation models. Some of the inputs to these models are unobservable in the market.

W.          Comprehensive income (loss)

The Company accounts for comprehensive income in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

The components of accumulated other comprehensive income - (“AOCI”) were as follows:

	Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	$ thousands	$ thousands	$ thousands
Balance as of January 1, 2025	406	(10,466)	(10,060)
Other comprehensive income (loss) before reclassifications	3,695	410	4,105
Amounts reclassified from AOCI	(2,861)	-	(2,861)
Other comprehensive income	834	410	1,244

Balance as of December 31, 2025	1,240	(10,056)	(8,816)

The effects on net loss of amounts reclassified from AOCI for the year ended December 31, 2025 derived from realized losses on cash flow hedges, included in cost of sales and operating expenses.

X.          Treasury shares

The Company repurchased its ordinary shares on the open-market and holds such shares as Treasury shares. The Company presents the cost of repurchased treasury shares as a reduction of shareholders' equity.

Y.          Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year, in accordance with ASC topic 260, "Earnings Per Share" ("ASC 260").

The total weighted average number of shares related to the outstanding options and RSUs excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect was 2,533,137,  2,364,143 and 5,164,222 for the years ended December 31, 2025, 2024 and 2023, respectively.

Z.          Recently Adopted Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topics 740), Improvements to Income Tax Disclosures, which expands the disclosure requirements for income taxes, primarily related to the rate reconciliation and income taxes paid. The Company adopted ASU 2023-09 during the year ended December 31, 2025, on a prospective basis. The adoption of this ASU affected only the Company’s disclosures to its consolidated financial statements. See Note 16 “Taxes on Income” for further information.

AA.       Recently Issued But Not Yet Adopted Accounting Standards

1.
In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40) - Disaggregation of Income Statement Expenses. The ASU requires, among other items, additional disaggregated disclosures in the notes to the financial statements for certain categories of expenses that are included in the consolidated statements of operations. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted, and may be applied either prospectively or retrospectively. The Company is currently evaluating the effect of adopting the ASU on its disclosures.

2.
In July 2025, the FASB issued ASU 2025-05, Financial Instruments-Credit Losses (Topic 326) - Measurement of Credit Losses for Accounts Receivable and Contract Assets. The ASU provides a practical expedient to measure credit losses on current accounts receivable and contract assets under ASC No. 606, “Revenue from Contracts with Customers.” The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. For public business entities, ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption of ASU 2025-05 is permitted. The Company is currently evaluating the effect of adopting the ASU on its disclosures.

3.
In September 2025, the FASB issued ASU 2025-06 Intangibles—Goodwill and Other— Internal-Use Software (Subtopic 350-40). The amendment modernizes the accounting for software costs and enhances the transparency about an entity's software costs. ASU 2025-06 is effective for fiscal years beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted, and may be applied either through a prospective, retrospective or a modified transition approach. The Company is currently evaluating the timing of adoption and impact of this amendment on its Consolidated Financial Statements and related disclosures.

4.
In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The update provides recognition, measurement, presentation, and disclosure requirements for government grants, including guidance for grants related to an asset and grants related to income. The amendments introduced two permitted approaches for asset-related grants: a deferred income approach or a cost accumulation approach. The guidance is effective for the Company beginning January 1, 2029, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statement.